Investment Securities - Amortized Cost, Fair Value and Yield by Maturity Date (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Contractual Maturities of Investment Securities [Abstract]
Federal statutory rate	21.00%		21.00%	21.00%
Available for sale securities weighted average maturities	5 years 6 months	[1]	3 years 4 months 24 days
Debt securities available for sale weighted average yield	1.73%	[1],[2]	1.61%

[1]	The weighted-average maturity of total available-for-sale investment securities was 3.4 years at December 31, 2020, with a corresponding weighted-average yield of 1.61 percent.
[2]	Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity.